Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
The Company continues to closely monitor developments related to the COVID-19 pandemic to assess the ongoing impact on its business, results of operations and financial condition. While still evolving, the COVID-19 pandemic has caused significant global economic and financial market disruption, resulting in increased financial market volatility, business and operational challenges such as the temporary closures of businesses, and overall diminished expectations for the economy and the financial markets.
At this time, it is not possible to estimate how long it will take to halt the spread of the virus or the long-term effects that the COVID-19 pandemic could have on the economy or the Company’s business. The extent to which the COVID-19 pandemic impacts the Company’s business, results of operations or financial condition will depend on future developments which are highly uncertain and difficult to predict, including the severity and duration of the pandemic and the actions taken by government authorities and other third parties to contain or address its impact. Even after the COVID-19 outbreak has subsided, the Company may experience materially adverse impacts to its business, results of operations and financial condition as a result of the pandemic’s global economic impact.
Legal and Regulatory Matters
The Company is involved in a variety of litigation and legal and regulatory proceedings relating to its current and past business operations and, from time to time, may become involved in other such actions, both as a defendant and as a plaintiff.
Although the Company cannot predict the outcome of any pending legal or regulatory proceeding, or the potential losses, fines, penalties or equitable relief, if any, that may result, it is possible that such outcome could have a material adverse effect on the Company's results of operations or cash flows for an individual reporting period. However, on the basis of currently available information, management does not believe that the pending matters are likely to have a material adverse effect, individually or in the aggregate, on the Company's financial condition.